Prepayments	9 Months Ended
Mar. 31, 2022
Prepayments
Prepayments
15	Prepayments

	As at	As at
	June 30,	March 31,
	2021	2022
	RMB’000	RMB’000
Prepayment for construction of new headquarter building	—	200,861
Prepayment for purchase of apartments	133,458	—
Others	5,023	1,097
Total	138,481	201,958